Schedule of investments
Optimum Small-Mid Cap Growth Fund
December 31, 2025 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 98.72%♣
Communication Services — 1.72%
Lionsgate Studios †	166,026	$ 1,515,817
Roku †	25,296	2,744,363
TKO Group Holdings	40,737	8,514,033
		12,774,213
Consumer Discretionary — 9.84%
Academy Sports & Outdoors	45,781	2,287,219
Birkenstock Holding †	46,155	1,887,740
Black Rock Coffee Bar Class A †	75,131	1,671,665
Boot Barn Holdings †	51,812	9,143,264
Burlington Stores †	12,628	3,647,598
Capri Holdings †	106,098	2,588,791
Champion Homes †	42,383	3,581,364
Five Below †	12,053	2,270,303
Floor & Decor Holdings Class A †	61,780	3,761,784
Garrett Motion	119,538	2,083,547
Genius Sports †	225,059	2,480,150
Life Time Group Holdings †	76,913	2,044,348
Modine Manufacturing †	25,033	3,342,156
Ollie's Bargain Outlet Holdings †	32,782	3,593,235
On Holding Class A †	77,165	3,586,629
Patrick Industries	39,087	4,238,203
Planet Fitness Class A †	47,677	5,171,524
Somnigroup International	46,392	4,141,878
Tapestry	32,409	4,140,898
Valvoline †	67,888	1,972,825
Viking Holdings †	32,112	2,293,118
YETI Holdings †	68,491	3,025,247
		72,953,486
Consumer Staples — 1.87%
Celsius Holdings †	60,826	2,782,181
Oddity Tech Class A †	55,391	2,225,611
Performance Food Group †	33,754	3,035,160
Vita Coco †	68,711	3,642,370
Vital Farms †	68,131	2,176,104
		13,861,426
Energy — 3.00%
Flowco Holdings Class A	132,309	2,479,471
Gulfport Energy †	46,562	9,684,430
Permian Resources	398,813	5,595,346
TechnipFMC	100,169	4,463,531
		22,222,778
Financials — 11.41%
Chime Financial Class A †	172,971	4,353,680
Coastal Financial †	40,177	4,603,882
Customers Bancorp †	56,490	4,130,549
Dave †	10,722	2,373,958
DigitalBridge Group	184,971	2,837,455
Essent Group	62,213	4,044,467
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Financials (continued)
Evercore Class A	11,246	$ 3,826,451
FirstCash Holdings	18,774	2,992,200
Glacier Bancorp	70,006	3,083,764
Invesco	190,388	5,001,493
Lazard	128,617	6,245,642
LendingClub †	235,778	4,465,635
Palomar Holdings †	20,718	2,791,958
Rocket Class A	316,713	6,131,564
Ryan Specialty Holdings	44,501	2,297,587
Sezzle †	24,618	1,562,628
Shift4 Payments Class A †	35,708	2,248,533
Skyward Specialty Insurance Group †	48,695	2,488,801
Stifel Financial	37,222	4,660,939
Synchrony Financial	51,225	4,273,702
Texas Capital Bancshares †	55,978	5,068,248
Triumph Financial †	54,033	3,384,087
Virtu Financial Class A	51,016	1,699,853
		84,567,076
Healthcare — 20.87%
Adaptive Biotechnologies †	406,253	6,597,549
ADMA Biologics †	131,710	2,402,390
Alignment Healthcare †	107,587	2,124,843
Alkermes †	71,387	1,997,408
Arrowhead Pharmaceuticals †	40,129	2,664,164
Artivion †	81,542	3,719,131
Ascendis Pharma ADR †	9,567	2,040,067
Axsome Therapeutics †	39,082	7,137,936
Azenta †	42,346	1,408,428
Biogen †	18,340	3,227,657
BioLife Solutions †	99,579	2,407,820
Bridgebio Pharma †	60,114	4,598,120
Ceribell †	101,578	2,227,606
Charles River Laboratories International †	45,738	9,123,816
Cogent Biosciences †	75,940	2,697,389
Cytokinetics †	29,879	1,898,512
Denali Therapeutics †	107,493	1,774,709
Elanco Animal Health †	169,504	3,835,876
Establishment Labs Holdings †	49,672	3,620,095
Evolent Health Class A †	207,057	828,228
GeneDx Holdings †	53,852	7,003,991
HealthEquity †	28,791	2,637,544
Hinge Health Class A †	76,911	3,572,516
Immunome †	82,577	1,773,754
Insmed †	28,658	4,987,638
iRhythm Technologies †	39,747	7,052,708
Kiniksa Pharmaceuticals International †	53,056	2,188,560
NQ- OPTSG [1225] 0226 (5191660)    1

Schedule of investments
Optimum Small-Mid Cap Growth Fund
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Healthcare (continued)
Krystal Biotech †	9,591	$ 2,364,565
Madrigal Pharmaceuticals †	4,592	2,674,105
Neurocrine Biosciences †	16,252	2,305,021
Ocular Therapeutix †	159,746	1,939,316
Privia Health Group †	90,892	2,155,049
PROCEPT BioRobotics †	50,992	1,604,208
Repligen †	61,104	10,012,501
Scholar Rock Holding †	42,672	1,879,702
SI-BONE †	104,760	2,065,867
Soleno Therapeutics †	33,155	1,535,077
Stevanato Group	139,689	2,810,543
Structure Therapeutics ADR †	24,645	1,714,060
TransMedics Group †	38,975	4,741,309
Trevi Therapeutics †	138,986	1,740,105
Twist Bioscience †	80,552	2,555,109
Vericel †	57,286	2,062,869
Viridian Therapeutics †	125,369	3,901,483
WaVe Life Sciences †	121,789	2,070,413
Waystar Holding †	210,232	6,885,098
Xenon Pharmaceuticals †	47,957	2,149,433
		154,714,288
Industrials — 24.31%
AAON	36,196	2,759,945
AAR †	34,289	2,838,786
Advanced Drainage Systems	25,955	3,759,063
Applied Industrial Technologies	19,880	5,104,588
Arcosa	31,398	3,338,235
Array Technologies †	549,309	5,064,629
Bloom Energy Class A †	21,741	1,889,075
Boise Cascade	31,546	2,321,786
Cardinal Infrastructure Group Class A †	75,745	1,831,514
CECO Environmental †	51,382	3,075,213
Comfort Systems USA	6,234	5,818,130
Construction Partners Class A †	30,594	3,320,979
Crane	47,401	8,742,166
Dycom Industries †	8,392	2,835,657
Embraer ADR	62,148	4,000,467
ESCO Technologies	16,650	3,253,244
Flowserve	58,454	4,055,539
FTAI Aviation	67,250	13,238,162
FTI Consulting †	12,631	2,157,754
Generac Holdings †	15,726	2,144,555
GXO Logistics †	129,139	6,797,877
JBT Marel	21,620	3,257,485
KBR	70,750	2,844,150
Kirby †	34,146	3,762,206
Knight-Swift Transportation Holdings	104,801	5,478,996
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Industrials (continued)
Kratos Defense & Security Solutions †	98,524	$ 7,478,957
Legence Class A †	66,149	2,847,053
MasTec †	14,520	3,156,212
Mercury Systems †	39,706	2,898,935
Montrose Environmental Group †	79,192	1,966,337
MYR Group †	15,061	3,290,828
nVent Electric	48,782	4,974,301
RB Global	17,366	1,786,440
RBC Bearings †	26,661	11,955,592
Rocket Lab †	69,606	4,855,715
Shoals Technologies Group Class A †	216,015	1,836,128
SPX Technologies †	26,333	5,268,180
SS&C Technologies Holdings	32,746	2,862,655
Sunrun †	104,889	1,929,958
Verra Mobility †	163,524	3,664,573
WESCO International	15,400	3,767,456
Xometry Class A †	52,694	3,133,712
XPO †	42,504	5,776,719
Zurn Elkay Water Solutions	65,556	3,047,698
		180,187,650
Information Technology — 24.20%
Advanced Energy Industries	21,238	4,446,600
Agilysys †	30,999	3,683,921
Akamai Technologies †	33,830	2,951,667
Allegro MicroSystems †	75,060	1,980,083
Astera Labs †	17,527	2,915,792
AvePoint †	205,066	2,848,367
Box Class A †	123,633	3,697,863
Braze Class A †	143,886	4,933,851
Calix †	40,355	2,135,990
Ciena †	17,035	3,983,975
Clearwater Analytics Holdings Class A †	165,738	3,997,601
Credo Technology Group Holding †	17,871	2,571,458
CyberArk Software †	6,010	2,680,821
Elastic †	65,547	4,944,866
First Solar †	31,254	8,164,482
FormFactor †	49,966	2,787,103
GlobalFoundries †	69,277	2,419,153
IonQ †	74,704	3,351,968
Itron †	28,430	2,640,010
JFrog †	78,727	4,917,288
Lattice Semiconductor †	38,050	2,799,719
Lumentum Holdings †	9,935	3,661,942
MACOM Technology Solutions Holdings †	23,117	3,959,480

2    NQ- OPTSG [1225] 0226 (5191660)

	Number of shares	Value (US $)
Common Stocks♣ (continued)
Information Technology (continued)
Mirion Technologies †	254,459	$ 5,959,430
MongoDB †	6,001	2,518,560
nCino †	93,449	2,396,032
Nutanix Class A †	48,309	2,497,092
Onto Innovation †	61,574	9,720,072
PAR Technology †	81,599	2,960,412
Procore Technologies †	83,540	6,076,700
PTC †	24,016	4,183,827
Pure Storage Class A †	110,544	7,407,553
Q2 Holdings †	39,016	2,815,395
Rambus †	58,397	5,366,100
SentinelOne Class A †	111,907	1,678,605
SiTime †	13,723	4,846,826
Sprout Social Class A †	48,096	542,042
Synaptics †	42,523	3,147,552
Teradyne	13,969	2,703,840
Trimble †	130,481	10,223,186
Twilio Class A †	76,197	10,838,261
Unity Software †	95,693	4,226,760
Varonis Systems †	79,002	2,591,266
Vertex Class A †	69,533	1,388,574
Zeta Global Holdings Class A †	136,668	2,781,194
		179,343,279
Materials — 1.50%
Element Solutions	182,409	4,558,401
MP Materials †	55,259	2,791,685
Steel Dynamics	22,197	3,761,281
		11,111,367
Total Common Stocks (cost $622,178,036)		731,735,563

Short-Term Investments — 1.57%
Money Market Mutual Funds — 1.57%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 3.65%)	2,919,940	2,919,940
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 3.67%)	2,919,941	$ 2,919,941
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 3.68%)	2,919,941	2,919,941
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 3.69%)	2,919,940	2,919,940
Total Short-Term Investments (cost $11,679,762)		11,679,762

Total Value of Securities—100.29% (cost $633,857,798)		743,415,325
Liabilities Net of Receivables and Other Assets—(0.29%)		(2,173,331)
Net Assets Applicable to 48,954,593 Shares Outstanding—100.00%		$741,241,994
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.
Summary of abbreviations:
ADR – American Depositary Receipt
NQ- OPTSG [1225] 0226 (5191660)    3